Debt and Capital Lease Obligations (UPC Holding Senior Notes) (Narrative) (Details) € in Millions, SFr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Apr. 25, 2013 EUR (€)	Apr. 25, 2013 USD ($)	Mar. 26, 2013 EUR (€)	Mar. 26, 2013 USD ($)	Mar. 26, 2013 CHF (SFr)	Sep. 21, 2012 EUR (€)	Sep. 21, 2012 USD ($)	Aug. 13, 2010 EUR (€)	Aug. 13, 2010 USD ($)
UPC Holding Senior Notes [Member]
Debt Instrument [Line Items]
Gains (losses) on extinguishment of debt		$ (85.5)
Payment for debt redemption premium		35.6
Amortization of debt discount (premium)		24.5
Write off of deferred debt issuance cost		19.0
Interest costs incurred		$ 6.4
Portion of debt, default of which triggers event of default			€ 50.0	$ 60.5
Additional basis points used to determine redemption premium			0.50%	0.50%
Mandatory redemption price expressed as percentage of principal amount on senior notes in event that certain assets sold or specific control changed			101.00%	101.00%
UPC Holding Senior Notes 9.875 Debt [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 400.0
Stated interest rate of debt	9.875%
Gains (losses) on extinguishment of debt	$ (41.5)
Payment for debt redemption premium	19.7
Amortization of debt discount (premium)	17.4
Write off of deferred debt issuance cost	$ 4.4
UPC Holding 6.75% Euro Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt							€ 450.0	$ 544.5
Stated interest rate of debt							6.75%	6.75%	6.75%
UPC Holding 6.75% CHF Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt								$ 352.1	SFr 350.0
UPC Holding 8.0% Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt					€ 300.0	$ 363.0
Stated interest rate of debt					8.00%	8.00%
UPC Holding 9.75% Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt					€ 400.0	$ 484.0
Stated interest rate of debt					9.75%	9.75%
UPC Holding Senior Notes 6.375 Debt [Member]
Debt Instrument [Line Items]
Principal amount of debt										€ 600.0	$ 726.0
Stated interest rate of debt										6.375%	6.375%
UPC Holding Senior Notes 8.375 Debt [Member]
Debt Instrument [Line Items]
Principal amount of debt												€ 640.0	$ 774.4
Stated interest rate of debt												8.375%	8.375%